TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 10:	TAXES ON INCOME

a.	Parent taxation:

Sapiens is governed under the laws of Curaçao. In addition, Sapiens is registered as an Israeli corporation for tax purposes only.

b.	Israeli taxation:

1.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

2.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Certain of the Company's Israeli subsidiaries have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at regular rates.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes, only upon the complete liquidation of the applicable Israeli subsidiary. Tax-exempt income generated under the Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or liquidation. The benefit periods under the Law have not yet commenced.

The entitlement to the above benefits is conditional upon the fulfilling of the conditions stipulated by the Laws and regulations (see below). Should they fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and they could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2012, management believes that the Company's Israeli subsidiaries are in compliance with all the conditions required by the Law.

Effective January 1, 2011, the Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

3.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that Sapiens Technologies currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

4.	Commencing 2005, some of the Company's Israeli subsidiaries have elected to file their tax returns under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, commencing 2005, results for tax purposes are measured in U.S. dollars.

c.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the non-Israelis subsidiaries. This is because the Company intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

d.	Net operating losses carryforward:

As of December 31, 2012, certain subsidiaries had tax loss carry-forwards totaling approximately $ 54,400 which can be carried forward and offset against taxable income with expiration dates ranging from 2013 and onwards. Most of these carry-forward tax losses have no expiration date.

e.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Significant components of the Company deferred tax assets are as follows:

	December 31,
	2011	2012

Deferred tax assets:
Net operating losses carryforward	$18,161	$14,351
Research and Development assets for Israeli Tax Authorities	2,809	3,013
Other	816	1,016

Deferred tax assets before valuation allowance	21,786	18,380
Valuation allowance	(11,422)	(8,263)

Deferred tax assets	10,364	10,117

Deferred tax liabilities:
Research and Development capitalization	(3,234)	(3,705)
Acquired intangibles	(4,624)	(3,905)

Deferred tax assets, net	$2,506	$2,507

	December 31,
	2011	2012

Current deferred tax assets	$1,406	$2,750
Long-term deferred tax assets	1,782	608
Current deferred tax liabilities	(145)	(121)
Long-term deferred tax liabilities	(537)	(730)

Deferred tax assets, net	$2,506	$2,507

Current and long-term deferred tax liabilities are included within other liabilities and other long-term liabilities, respectively, in the balance sheets. Long-term deferred tax assets are included within other long term assets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic (Curaçao)	$(13)	$(236)	$(745)
Foreign	6,360	5,964	12,983

	$6,347	$5,728	$12,238

g.	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2010	2011	2012

Income before taxes on income, as reported in the statements of income	$6,347	$5,728	$12,238

Statutory tax rate in Israel	25%	24%	25%

Theoretical taxes on income	$1,587	$1,375	$3,018
Increase (decrease) in taxes resulting from:
Effect of different tax rates	106	75	120
Utilization of carryforward tax losses for which valuation allowance was provided	(186)	(66)	(2,690)
Non-deductible expenses and tax exempt income	(302)	68	702
Taxes in respect of previous years	236	21	35
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(1,471)	(2,040)	(1,206)
Losses and temporary differences for which valuation allowance was provided	172	244	421
Others	35	93	35

Taxes on income, as reported in the statements of operations	$177	$(230)	$435

h.	Taxes on income (benefit) are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Current	$427	$470	$738
Deferred	(250)	(700)	(303)

	$177	$(230)	$435

The Company's entire provision for taxes on income relates to operations in jurisdictions other than Curaçao.

i.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2011	2012

Balance at the beginning of the year	$400	$1,566
Settlement with tax authorities	-	(925)
Increase in tax position due to the acquisition of FIS	925	-
Increase in tax positions	241	66
Decrease in tax positions	-	(197)

Balance at the end of the year	$1,566	$510

The entire balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.

As of December 31, 2011 and 2012 accrued interest related to uncertain tax positions amounted to $ 66 and $ 184, respectively.

As of December 31, 2012, most of the Company's Israeli subsidiaries are subject to Israeli income tax audits for the tax years 2008 through 2012, to U.S. federal income tax audits for the tax years of 2009 through 2012.